FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

NOTE 4: — FAIR VALUE MEASUREMENTS

In accordance with ASC No. 820, “Fair Value Measurements and Disclosures”, the Company measures its liability related to stock options and warrants at fair value. Investments in foreign currency derivative instruments are classified within Level 3 value hierarchy. This is because these assets are valued using alternative pricing sources and models utilizing market observable inputs. The liability related to stock options and warrants is classified within Level 3 value hierarchy because the liability is based on present value calculations and external valuation models whose inputs include market interest rates, estimated operational capitalization rates, volatilities and illiquidity. Unobservable inputs used in these models are significant.
Fair value measurements using significant unobservable inputs (Level 3):

Fair value of liability related to stock options and warrants
Balance at January 1, 2013	$630
Fair value of warrants at issuance date	471
Classification of warrants from liability to equity as result of investors exercise of the Most Favored Nation Terms (See Note 9b to the consolidated financial statements as of December 31, 2013)	(28)
Changes in values of liability related to stock options and warrants	(286)
Balance at December 31, 2013	$787
Fair value of warrants at issuance date
Changes in values of liability related to stock options and warrants	(412)
Balance at September 30, 2014 (unaudited)	$375

NOTE 11: — FAIR VALUE MEASURMENTS

In accordance with ASC No. 820, “Fair Value Measurements and Disclosures”, the Company measures its liability related to stock based compensation and warrants at fair value. Investments in foreign currency derivative instruments are classified within Level 3 value hierarchy. This is because these assets are valued using alternative pricing sources and models utilizing market observable inputs. The liability related to stock based compensation and warrants is classified within Level 3 value hierarchy because the liability is based on present value calculations and external valuation models whose inputs include market interest rates, estimated operational capitalization rates, volatilities and illiquidity. Unobservable inputs used in these models are significant.
The Company considers an active market to be one in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis, and views an inactive market as one in which there are few transactions for the asset or liability, the prices are not current, or price quotations vary substantially either over time or among market makers. Since the quoted market value of the Company’s Ordinary shares was based on a sporadically traded stock with little or no volume, the Company’s management determined the Company’s share price fair value based on ASC 820 Fair Value Measurement using the market approach assisted by a third party specialist.
The Company isolated the value of the warrants and anti dilution rights from the ordinary share value, in order to determine the stand-alone fair value of the ordinary shares. For this purpose it was necessary to calculate the fair value of the warrants, including its anti dilution rights. This was performed by calculating numerous iterations in the Black & Scholes option pricing model. Consequently, the Company used the estimated share price fair value in the underlying assumptions of the computation of the fair value of the liability related to stock based compensation and warrants. As of December 31, 2013 and 2012, the fair value liability related to stock based compensation and warrants using input type Level 3 were $787 and $630, respectively.
The Company’s financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:
Fair value measurements using significant unobservable inputs (Level 3):

Balance at December 31, 2011	$276
Changes in values of deferred shares and liability related to stock option and warrants	(418)
Expiration of deferred shares	(128)
Fair value of warrants at issuance date	1,076
Classification of liability award to equity as a result of expiration of the Most Favored Nation Terms (See Note 9b)	(141)
Classification of liability award to equity as a result of modification	(35)
Balance at December 31, 2012	$630
Fair value of warrants at issuance date	471
Classification of warrants from liability to equity as result of investors exercise of the Most Favored Nation Terms (See Note 9b)	(28)
Changes in values of liability related to stock option and warrants	(286)
Balance at December 31, 2013	$787